Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Gains on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 74,281	$ 10,585	¥ 1,317,133